Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Aug. 13, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Price per share (in Dollars per share)	$ 9.2		$ 10
Ordinary shares, outstanding		20,000,000
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights	Class A ordinary shares are entitled to one vote for each share their own	Class A ordinary shares are entitled to one vote for each share
Ordinary shares, outstanding	20,000,000	20,000,000